LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
SCHEDULE OF LOSS PER SHARE

	December 31, 2024		December 31, 2023		December 31, 2022

Net loss attributable to the owners of the company	(31,092)		(20,914)		(6,184)

Basic and diluted loss per share	(1,017	)(1)	(68,079	)(1)	(73,599	)(1)(2)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share	30,568		307		84

(1)	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75. 1 for 28.5, and 1-for-4.1 reverse share splits that became effective on August 21, 2023, July 15, 2024, January 15, 2025, and June 16, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares. See also notes 17.4, 1.F, 1.G, and 28.13.

(2)	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.